UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Chariot Absolute Return All Opportunities Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2010 (Unaudited)

Shares				Value
	MUTUAL FUNDS - 81.8%
	ASSET ALLOCATION FUNDS - 35.7%
23,256	Currency Strategies Fund (The)			$ 250,000
95,706	Merger Fund (The)			1,524,599
39,809	MFS Conservative Allocation Fund			499,204
85,604	Sierra Core Retirement Fund			2,063,902
	TOTAL ASSET ALLOCATION FUNDS FUNDS
	(Cost $4,261,634)			4,337,705

	DEBT FUNDS - 46.1%
47,125	American Beacon Retirement Income Fund			506,126
169,693	Delaware Limited-Term Diversified Income Fund			1,532,325
49,801	Goldman Sachs Strategic Income Fund			501,494
43,592	PIMCO Total Return Fund			505,667
23,191	Putnam Absolute Return 300			251,851
177,167	Putnam Global Trust Class Y Shares *			2,287,224
	TOTAL DEBT FUNDS
	(Cost $5,627,601)			5,584,687

	TOTAL MUTUAL FUNDS			9,922,392

	SHORT-TERM INVESTMENTS - 10.0%
		Coupon Rate (%)	Maturity Date	Value
402,220	AIM STIT - Liquid Assets Portfolio +	0.15	10/1/2010	402,220
402,220	AIM STIT-STIC Prime Portfolio +	0.07	10/1/2010	402,220
402,220	BlackRock Liquidity Funds TempFund Portfolio +	0.13	10/1/2010	402,220
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,206,660)			1,206,660

	TOTAL INVESTMENTS - 91.8% (Cost $11,095,895)			$ 11,129,052
	OTHER ASSETS AND LIABILITIES - 8.2%			997,126
	TOTAL NET ASSETS - 100.0%			$ 12,126,178

*Non-income producing security
+ Variable rate security. The rate reflected represents the rate in effect at September 30, 2010

At September 30, 2010, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost:				$ 103,218
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value:				(70,061)
Net unrealized appreciation:				$ 33,157

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 9,922,392	$ -	$ -	$ 9,922,392
Short-Term Investments	$ 1,206,660	$ -	$ -	$ 1,206,660
Spot Foregin Currency Contracts	$ 4,297	$ -	$ -	$ 4,297
Total	$ 11,133,349	$ -	$ -	$ 11,133,349
Liabilities	Level 1	Level 2	Level 3	Total
Spot Foregin Currency Contracts	$ 3,632	$ -	$ -	$ 3,632
Total	$ 3,632	$ -	$ -	$ 3,632

                                                  The Fund did not hold any Level 3 securities during the period.

Buy / Sell	Foreign Currency Type	Local Currency Type	Local Currency $	Market Value	Settlement Date	Unrealized Gain (Loss)
Sell	Euro	United States Dollar	150,000	$ 203,993	10/4/2010	$ 750
Sell	Euro	United States Dollar	150,000	203,993	10/4/2010	739
Sell	Euro	United States Dollar	150,000	203,993	10/4/2010	738
Buy	Japanese Yen	Euro	17,097,900	204,716	10/1/2010	687
Buy	Japanese Yen	Euro	17,080,650	204,510	10/1/2010	687
Sell	Euro	United States Dollar	150,000	204,000	10/1/2010	561
Sell	Euro	United States Dollar	150,000	204,000	10/1/2010	135
Sell	Japanese Yen	United States Dollar	5,700	68	10/4/2010	0

Unrealized appreciation on open spot foreign currency contracts						$ 4,297

Buy	Euro	Japanese Yen	150,000	$ 204,000	10/1/2010	$ (687)
Buy	Euro	Japanese Yen	150,000	204,000	10/1/2010	(687)
Buy	Euro	United States Dollar	150,000	203,993	10/4/2010	(604)
Buy	Euro	United States Dollar	150,000	203,993	10/4/2010	(588)
Buy	Euro	United States Dollar	150,000	203,993	10/4/2010	(585)
Buy	Euro	United States Dollar	150,000	204,000	10/1/2010	(432)
Buy	Euro	United States Dollar	150,000	204,000	10/1/2010	(50)

Unrealized depreciation on open spot foreign currency contracts						$ (3,632)

Total net unrealized appreciation on open spot foreign currency contracts						$ 665

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Chariot Absolute Return All Opportunities Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/23/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/23/10